LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land Use Right CNY	Dec. 31, 2012 Land Use Right CNY	Dec. 31, 2011 Land Use Right CNY
Land Use Right
Land use rights		134,181	134,181		30,287	30,287
Less: accumulated amortization		(52,123)	(49,040)		(4,846)	(4,238)
Land use rights, net		47,100	50,183		25,441	26,049
Amortization expenses	509	3,083	3,903	4,171	608	608	608
2014		2,929			608
2015		2,892			608
2016		2,720			608
2017		2,512			608
2018		2,512			608